Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

3. Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, cash at bank deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2024 and 2025 primarily consist of the following currencies:

	December 31, 2024	December 31, 2025
	RMB	RMB
Cash and cash equivalents:
RMB	252,924	513,241
US$	169,049	74,983
SGD	10,110	51,414
Others	9,775	15,420
Total cash and cash equivalents	441,858	655,058